Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Property, plant and equipment [text block]
11.	Property, plant and equipment

	Exploration
	and	Capital
	evaluation	works in	Mining	Plant and
Dec. 31, 2017	assets	progress	properties	equipment	Total

Cost
Balance, beginning of year	$15,015	$844,759	$1,775,432	$2,368,658	$5,003,864
Additions	7,000	156,807	-	26,830	190,637
Capitalized stripping and development	-	-	69,178	-	69,178
Decommissioning and restoration	-	51	5,509	5,101	10,661
Interest capitalized	-	13,149	-	-	13,149
Transfers and other movements	-	(79,671)	-	79,671	-
Impairment	-	(11,320)	-	-	(11,320)
Disposals	-	(13)	(1,600)	(9,586)	(11,199)
Effects of movement in exchange rates	995	2,955	49,184	47,553	100,687
Other	-	6,814	85	455	7,354
Balance, end of year	23,010	933,531	1,897,788	2,518,682	5,373,011

Accumulated depreciation
Balance, beginning of year	-	-	523,460	614,581	1,138,041
Depreciation for the year	-	-	118,754	182,552	301,306
Disposals	-	-	-	(7,540)	(7,540)
Effects of movement in exchange rates	-	-	31,516	28,741	60,257
Other	-	-	(19)	72	53
Balance, end of year	-	-	673,711	818,406	1,492,117

Net book value	$23,010	$933,531	$1,224,077	$1,700,276	$3,880,894
	Exploration
	and	Capital
	evaluation	works in	Mining	Plant and
Dec. 31, 2016	assets	progress	properties	equipment	Total

Cost
Balance, beginning of year	$14,650	$812,618	$1,603,952	$2,289,556	$4,720,776
Additions	-	87,505	45,383	15,445	148,333
Capitalized stripping and
development	-	19,666	48,886	-	68,552
Decommissioning and restoration	-	(46)	1,966	23,036	24,956
Interest capitalized	-	14,705	-	-	14,705
Transfers and other movements	-	(89,506)	56,848	32,658	-
Disposals	-	(1,501)	-	(11,089)	(12,590)
Effects of movement in exchange rates	365	1,334	18,382	18,897	38,978
Other	-	(16)	15	155	154
Balance, end of year	15,015	844,759	1,775,432	2,368,658	5,003,864

Accumulated depreciation
Balance, beginning of year	-	-	394,098	436,402	830,500
Depreciation for the year	-	-	119,420	178,175	297,595
Disposals	-	-	-	(9,160)	(9,160)
Effects of movement in exchange rates	-	-	9,810	9,076	18,886
Other	-	-	132	88	220
Balance, end of year	-	-	523,460	614,581	1,138,041

Net book value	$15,015	$844,759	$1,251,972	$1,754,077	$3,865,823

Refer to note 3i for a description of depreciation methods used by the Group and note 3i(iv) for depreciation rates of major classes of assets. Depreciation of property, plant and equipment and intangible assets related to producing properties is initially recognized in inventory and is then transferred to the cost of sales in the consolidated income statements as sales occur. Refer to note 5b for amounts recognized in the consolidated income statements.

For non-financial assets, management examined internal and external indicators of impairment or reversals. With the exception of certain mill assets currently stored in Winnipeg, Manitoba (refer to note 5g), no indicators of impairment or reversals of non-financial assets as at year ended December 31, 2017 were found.